[logo - American Funds(SM)]

The right choice for the long term(SM)

ICA  THE INVESTMENT COMPANY OF AMERICA

[color photograph of a hand writing on a note pad]

Semi-annual report for the six months ended June 30, 2002

ICA(SM)

The Investment Company of America(R) is one of the 29 American Funds,(SM) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

ICA seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.


2002 RESULTS AT A GLANCE

For the six months ended June 30 (with dividends and capital gain distributions reinvested)

                      ICA           Standard & Poor's            Lipper Inc. Growth & Income
                                    500 Composite Index          Funds Average*

Income return         0.92%         0.79%                        n/a
Capital return        -8.15%        -13.93%                      n/a
Total return          -7.23%        -13.14%                      -10.31%

* Average of 1,144 growth-and-income funds. Lipper averages do not reflect the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2002:

                                                 1 YEAR        5 YEARS       10 YEARS

CLASS A SHARES
Reflecting 5.75% maximum sales charge
  Total return                                   -15.38%       +36.48%       +201.12%
  Average annual compound return                 -             +6.42%        +11.65%

The fund's 30-day yield for Class A shares as of July 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 2.11%.

Results for other share classes can be found on page 3. Please see the back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

ICA lost ground in the first half of 2002 but fared better than the overall U.S. stock market, now into its third year of generally declining prices. For the six months ended June 30, the fund had a negative return of 7.2%, assuming reinvestment of the 11-cents-a-share capital gain distribution in March and 13-cents-a-share income dividends paid in March and June. By contrast, Standard & Poor's 500 Composite Index dropped 13.1%. The 12-month comparison was similar, with ICA off 10.2% and the S&P down 18.0%.

The continued sell-off suggests that air is still hissing from the stock market bubble which ballooned in the late 1990s. At the same time, amid an economic slowdown, corporate earnings have suffered their biggest decline in decades, exacerbated by the growing number of companies whose reported earnings have been called into question by accounting irregularities.

EXPERIENCE AND A LONG-TERM PERSPECTIVE

As has been the case with every major stock market decline of the past three decades, ICA's long-term investment outlook and management approach have helped it escape the worst of the market's losses. The fund invests with an emphasis on thorough research and attention to risk. It seeks to identify and invest in companies that offer solid opportunities for long-term capital appreciation and the promise of growing dividends. The steady stream of cash offered by dividends can blunt an investment's downside and provide tangible evidence of a company's health.

The fund is managed by nine portfolio counselors who average nearly a quarter-century of investment experience. Each is responsible for a portion of the fund's portfolio. Known as the multiple portfolio counselor system, this process combines the best attributes of individualism and teamwork, allowing the counselors to interact with one another while following their own highest investment convictions. ICA's research analysts directly manage another segment. This combination of experience, diversity and long-term view has enabled ICA to avoid most - though by no means all - of the market's recent nasty surprises. The fund holds more than 200 securities, which has limited the impact of individual disappointments. In fact, most of ICA's largest holdings did better than the overall market in the latest period.

[Begin Sidebar]
Resilience in a bear market: ICA vs. the S&P 500
March 24, 2000 - June 30, 2002
(with dividends reinvested)
[begin bar chart]

ICA            -11.7%

S&P 500        -33.0%


[end bar chart]
[End Sidebar]


[Begin Sidebar]
"Painstaking research has been ICA's hallmark for nearly seven decades." [End Sidebar]


PROMOTING RESPONSIBLE CORPORATE GOVERNANCE

Corporate bankruptcies and allegations of improper accounting have led to calls for greater transparency and accountability in corporate America. We support these efforts and believe they will benefit investors in the years ahead.

Questioning corporate practices is nothing new for ICA's portfolio counselors and analysts. Their research goes well beyond the financial documents. They question executives personally, talk with lower-level employees, bankers, suppliers and competitors. This scrutiny continues after we make an investment. We voice concerns to management and use our shares to vote against policies that are not in the best interests of our investors. Such painstaking research and proactive relationships with management have been the hallmark of the fund's adviser, Capital Research and Management Company, since ICA's inception nearly seven decades ago.

THE ROAD AHEAD

The stock market continued to decline steeply in the weeks following the close of the six-month period. In such an environment, it is important to maintain a long-term view, as we do. Given the size of the speculative bubble of the late 1990s, we expect an extended period for this recovery. That said, the U.S. economy remains resilient. Efforts to curb the recent excesses of the financial markets show that our system works. The market sell-off is presenting attractive opportunities for long-term investments. We will continue to focus on finding those opportunities on your behalf.

Sincerely,

/s/ R. Michael Shanahan
R. Michael Shanahan
Chairman

/s/ James F. Rothenberg
James F. Rothenberg
President

August 9, 2002

JON LOVELACE has been named chairman emeritus of ICA. We can't thank him enough for his 31 years of distinguished leadership as only the second chairman in the fund's history. Mike Shanahan, president of the fund, has been elected chairman. Jim Rothenberg, executive vice-president, has been elected president. They each have been with the fund's adviser, Capital Research and Management Company, for more than 30 years.


OTHER SHARE CLASS RESULTS  unaudited

CLASS B, CLASS C, CLASS F, CLASS 529 AND CLASS R

RETURNS FOR PERIODS ENDED JUNE 30, 2002:

                                                               1 YEAR       LIFE OF
                                                                            CLASS

CLASS B SHARES

Reflecting applicable contingent deferred sales                -15.23%      -4.82%(1)
charge (CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase

Not reflecting CDSC                                            -10.90%      -3.28%(1)

CLASS C SHARES

Reflecting CDSC, maximum of 1%, payable only if                -11.88%      -6.08%(2)
shares are sold within one year of purchase

Not reflecting CDSC                                            -11.02%      -6.08%(2)

CLASS F SHARES

Not reflecting annual asset-based fee charged by               -10.30%      -5.32%(2)
sponsoring firm

CLASS 529 AND CLASS R SHARES

Results for Class 529 and Class R shares are not shown because of the brief time between their introductions on February 15, 2002 and May 15, 2002, respectively, and the end of the period.


(1) Average annual compound return from March 15, 2000, when Class B shares first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares first sold.

                                                                     Percent
                                                                     of net
Largest equity holdings                                              assets
Philip Morris                                                        3.20     %
Viacom                                                               2.37
Royal Dutch Petroleum/"Shell" Transport and Trading                  2.02
Fannie Mae                                                           1.99
Eli Lilly                                                            1.61
Lowe's                                                               1.54
Pharmacia                                                            1.53
J.P. Morgan Chase                                                    1.47
American International Group                                         1.30
Bank of America                                                      1.26


                                                                     Percent
                                                                     of net
Largest Investment Catergories                                       assets
Energy                                                               7.77     %
Food, Beverage & Tobacco                                             7.56
Pharmaceuticals & Biotechnology                                      6.94
Technology Hardware & Equipment                                      6.21
Capital Goods                                                        5.30


                                                                     Percent
                                                                     of net
Largest Industry Holdings                                            assets

Pharmaceuticals                                                      6.88     %
Oil & Gas                                                            6.51
Diversified Financials                                               4.76
Diversified Telecommunication Services                               4.42
Media                                                                4.21


The Investment Company of America
Investment portfolio, June 30, 2002
                                                                              Shares or      Market
                                                                              Principal       value
Equity securities (Common and preferred and                                    Amount         (000)
convertible debentures)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  1.26%
Baker Hughes Inc.                                                              10,225,000$   340,390
Halliburton Co.                                                                 2,000,000         31,880
Schlumberger Ltd.                                                               6,762,400        314,452
OIL & GAS  -  6.51%
ChevronTexaco Corp.                                                             6,970,000        616,845
Conoco Inc.                                                                     3,000,000         83,400
EnCana Corp. (formerly PanCanadian Energy Corp.)                                1,573,200         48,140
ENI SpA                                                                        28,500,000        453,609
Exxon Mobil Corp.                                                               3,250,000        132,990
Marathon Oil Corp. (formerly USX-Marathon Group)                               12,550,000        340,356
Murphy Oil Corp.                                                                2,075,000        171,187
Phillips Petroleum Co.                                                          2,550,000        150,144
Royal Dutch Petroleum Co. (New York registered)                                16,300,000        900,901
"Shell" Transport and Trading Co., PLC (ADR)                                    4,500,000        202,545
(New York registered)
TOTAL FINA ELF SA, Class B                                                        900,000        146,406
Unocal Corp.                                                                    8,190,000        302,539
                                                                                               4,235,784

MATERIALS
CHEMICALS  -  1.42%
Air Products and Chemicals, Inc.                                                  200,000         10,094
Dow Chemical Co.                                                               18,730,900        643,968
Rohm and Haas Co.                                                               3,000,000        121,470
METALS & MINING  -  2.11%
Alcoa Inc.                                                                     11,576,100        383,748
Barrick Gold Corp.                                                              9,250,000        175,657
BHP Billiton Ltd.                                                               9,412,655         54,602
Newmont Mining Corp.                                                            8,000,000        210,640
Phelps Dodge Corp.  (1)                                                         1,000,000         41,200
Placer Dome Inc.                                                                9,750,000        109,297
Rio Tinto PLC                                                                   4,000,000         73,489
WMC Ltd.                                                                       19,804,346        101,388
PAPER & FOREST PRODUCTS  -  1.54%
Georgia-Pacific Corp., Georgia-Pacific Group                                    9,599,298        235,951
International Paper Co.                                                         5,997,235        261,359
Weyerhaeuser Co.                                                                5,375,000        343,194
                                                                                               2,766,057

CAPITAL GOODS
AEROSPACE & DEFENSE  -  1.69%
Boeing Co.                                                                      2,763,800        124,371
Honeywell International Inc.                                                    2,500,000         88,075
Lockheed Martin Corp.                                                           2,600,000        180,700
Raytheon Co.                                                                   11,852,535        482,991
United Technologies Corp.                                                         684,000         46,444
CONSTRUCTION & ENGINEERING  -  0.06%
Fluor Corp.                                                                       824,300         32,106
INDUSTRIAL CONGLOMERATES  -  2.01%
3M Co. (formerly Minnesota Mining and Manufacturing Co.)                        1,570,000        193,110
General Electric Co.                                                           12,250,000        355,862
Siemens AG                                                                      4,600,000        276,516
Tyco International Ltd.                                                        20,150,000        272,226
MACHINERY  -  1.54%
Caterpillar Inc.                                                                4,300,000        210,485
Cummins Inc.                                                                    1,700,000         56,270
Deere & Co.                                                                     6,663,400        319,177
Illinois Tool Works Inc.                                                        2,200,000        150,260
Parker Hannifin Corp.                                                           2,200,000        105,138
                                                                                               2,893,731

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  0.97%
Cendant Corp.  (1)                                                              2,500,000         39,700
Pitney Bowes Inc.                                                               3,515,100        139,620
Sabre Holdings Corp., Class A  (1)                                              5,484,680        196,352
Waste Management, Inc.                                                          5,950,000        154,997
                                                                                                 530,669

TRANSPORTATION
AIR FREIGHT & LOGISTICS  -  0.28%
FedEx Corp.                                                                     2,870,000        153,258
AIRLINES  -  0.33%
AMR Corp.  (1)                                                                  2,000,000         33,720
Delta Air Lines, Inc.                                                             942,100         18,842
Southwest Airlines Co.                                                          8,000,000        129,280
ROAD & RAIL  -  0.21%
Burlington Northern Santa Fe Corp.                                              2,900,000         87,000
Canadian Pacific Railway Ltd.                                                   1,150,000         28,198
                                                                                                 450,298

AUTOMOBILES & COMPONENTS
AUTOMOBILES  -  1.43%
Ford Motor Co.                                                                  2,500,000         40,000
Ford Motor Co. Capital Trust II 6.50% cumulative                               $1,400,000         78,750
 convertible trust preferred 2032
General Motors Corp.                                                            9,750,000        521,137
General Motors Corp., Series B, 5.25% convertible                              $2,441,000         64,125
 debentures 2032
Honda Motor Co., Ltd.                                                           1,825,000         74,141
                                                                                                 778,153

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.19%
Newell Rubbermaid Inc.                                                          3,000,000        105,180
LEISURE EQUIPMENT & PRODUCTS  -  0.21%
Eastman Kodak Co.                                                               2,500,000         72,925
Fuji Photo Film Co., Ltd.                                                       1,354,000         43,802
TEXTILES, APPAREL & LUXURY GOODS  -  0.37%
NIKE, Inc., Class B                                                             3,735,900        200,431
                                                                                                 422,338

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.64%
Carnival Corp.                                                                  7,447,100        206,210
McDonald's Corp.                                                                5,000,000        142,250
                                                                                                 348,460

MEDIA
MEDIA  -  4.21%
AOL Time Warner Inc.  (1)                                                      26,100,000        383,931
Clear Channel Communications, Inc.  (1)                                         4,746,000        151,967
Comcast Corp., Class A, nonvoting  (1)                                          3,000,000         71,520
Dow Jones & Co., Inc.                                                           1,687,000         81,735
General Motors Corp., Class H  (1)                                              2,200,000         22,880
Interpublic Group of Companies, Inc.                                            7,701,900        190,699
Knight-Ridder, Inc.                                                               550,500         34,654
Liberty Media Corp., Class A  (1)                                               7,000,000         70,000
Viacom Inc., Class A  (1)                                                       2,392,800        106,384
Viacom Inc., Class B, nonvoting  (1)                                           26,686,900      1,184,098
                                                                                               2,297,868

RETAILING
MULTILINE RETAIL  -  0.76%
Dollar General Corp.                                                            7,530,900        143,313
Kohl's Corp.  (1)                                                               2,500,000        175,200
May Department Stores Co.                                                       3,000,000         98,790
SPECIALTY RETAIL  -  2.59%
AutoZone, Inc.  (1)                                                               708,500         54,767
Gap, Inc.                                                                       7,000,000         99,400
Limited Brands, Inc. (formerly Limited Inc.)                                   19,800,000        421,740
Lowe's Companies, Inc.                                                         18,430,000        836,722
                                                                                               1,829,932

FOOD & DRUG RETAILING
FOOD & DRUG RETAILING  -  0.89%
Albertson's, Inc.                                                               6,666,500        203,062
Walgreen Co.                                                                    7,220,000        278,909
                                                                                                 481,971

FOOD, BEVERAGE & TOBACCO
BEVERAGES  -  1.64%
Anheuser-Busch Companies, Inc.                                                  3,000,000        150,000
Coca-Cola Co.                                                                   4,750,000        266,000
PepsiCo, Inc.                                                                   9,857,700        475,141
FOOD PRODUCTS  -  2.28%
ConAgra Foods, Inc.                                                             2,000,000         55,300
General Mills, Inc.                                                             6,000,000        264,480
H.J. Heinz Co.                                                                  5,990,900        246,226
Sara Lee Corp.                                                                 12,116,100        250,076
Unilever NV (New York registered)                                               6,575,000        426,060
TOBACCO  -  3.64%
Philip Morris Companies Inc.                                                   40,000,000      1,747,200
R.J. Reynolds Tobacco Holdings, Inc.                                            4,461,666        239,815
                                                                                               4,120,298

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.34%
Kimberly-Clark Corp.                                                            3,022,000        187,364
PERSONAL PRODUCTS  -  0.67%
Avon Products, Inc.                                                             5,200,000        271,648
Gillette Co.                                                                    2,700,000         91,449
                                                                                                 550,461

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.46%
Applera Corp. - Applied Biosystems Group                                        5,170,500        100,773
Becton, Dickinson and Co.                                                       1,500,000         51,675
Guidant Corp.  (1)                                                              3,361,700        101,624
HEALTH CARE PROVIDERS & SERVICES  -  0.68%
Aetna Inc.                                                                      5,000,000        239,850
HCA Inc.                                                                        2,000,000         95,000
IMS Health Inc.                                                                 1,900,000         34,105
                                                                                                 623,027

PHARMACEUTICALS & BIOTECHNOLOGY
BIOTECHNOLOGY  -  0.06%
Genentech, Inc.  (1)                                                            1,000,000         33,500
PHARMACEUTICALS  -  6.88%
Abbott Laboratories                                                             2,500,000         94,125
AstraZeneca PLC                                                                13,910,900        578,243
AstraZeneca PLC (ADR)                                                             199,000          8,159
Bristol-Myers Squibb Co.                                                        7,957,600        204,510
Eli Lilly and Co.                                                              15,605,000        880,122
Johnson & Johnson                                                                 606,100         31,675
Merck & Co., Inc.                                                               1,700,000         86,088
Novartis AG                                                                     1,366,000         60,189
Novartis AG (ADR)                                                               1,121,556         49,158
Pfizer Inc                                                                     17,950,000        628,250
Pharmacia Corp.                                                                22,310,000        835,509
Schering-Plough Corp.                                                           3,700,000         91,020
Wyeth (formerly American Home Products Corp.)                                   3,977,800        203,663
                                                                                               3,784,211

BANKS
BANKS  -  4.13%
Bank of America Corp.                                                           9,794,240        689,123
BANK ONE CORP.                                                                  7,415,000        285,329
Comerica Inc.                                                                     750,000         46,050
FleetBoston Financial Corp.                                                     5,050,000        163,367
National City Corp.                                                             7,000,000        232,750
Sumitomo Mitsui Banking Corp.                                                  13,000,000         63,571
Toronto-Dominion Bank                                                           4,848,900        115,079
Wachovia Corp.                                                                  2,010,000         76,742
Washington Mutual, Inc.                                                         8,000,000        296,880
Wells Fargo & Co.                                                               5,653,000        282,989
                                                                                               2,251,880

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  4.76%
Fannie Mae                                                                     14,721,300      1,085,696
Freddie Mac                                                                     1,800,000        110,160
Household International, Inc.                                                   8,550,000        424,935
J.P. Morgan Chase & Co.                                                        23,650,000        802,208
SLM Corp. (formerly USA Education Inc.)                                         1,800,000        174,420
                                                                                               2,597,419

INSURANCE
INSURANCE  -  3.96%
Allstate Corp.                                                                 12,550,000        464,099
American International Group, Inc.                                             10,363,900        707,129
Aon Corp.                                                                       3,400,000        100,232
Berkshire Hathaway Inc., Class A  (1)                                               1,500        100,200
Chubb Corp.                                                                       675,000         47,790
Hartford Financial Services Group, Inc.                                         3,400,000        202,198
Jefferson-Pilot Corp.                                                           3,300,000        155,100
Lincoln National Corp.                                                          2,000,000         84,000
Marsh & McLennan Companies, Inc.                                                  287,100         27,734
SAFECO Corp.                                                                    4,300,000        132,827
St. Paul Companies, Inc.                                                        3,519,700        136,987
                                                                                               2,158,296

SOFTWARE & SERVICES
IT CONSULTING & SERVICES  -  0.59%
Computer Sciences Corp.  (1)                                                    3,178,300        151,923
Electronic Data Systems Corp.                                                   4,500,000        167,175
SOFTWARE  -  0.89%
Microsoft Corp.  (1)                                                            7,597,300        415,572
Oracle Corp.  (1)                                                               7,350,000         69,604
                                                                                                 804,274

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  1.26%
Cisco Systems, Inc.  (1)                                                       18,470,000        257,657
Corning Inc. (1)                                                                7,876,000         27,960
Motorola, Inc.                                                                  4,500,000         64,890
Motorola, Inc. 7.00% convertible preferred 2004, units                          2,400,000        110,088
Nokia Corp. (ADR)                                                              15,670,000        226,902
COMPUTERS & PERIPHERALS  -  1.74%
Dell Computer Corp.  (1)                                                        2,716,450         71,008
EMC Corp.  (1)                                                                  5,500,000         41,525
Fujitsu Ltd.                                                                    6,550,000         45,773
Hewlett-Packard Co. (acquired Compaq Computer Corp.)                           14,822,500        226,488
International Business Machines Corp.                                           7,165,000        515,880
Sun Microsystems, Inc.  (1)                                                     8,990,000         45,040
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.74%
Agilent Technologies, Inc.  (1)                                                 2,500,000         59,125
Agilent Technologies, Inc. 3.00% convertible                                   $4,445,000          4,539
 debentures 2021 (2)  (3)
Sanmina-SCI Corp.  (1)                                                         11,850,000         74,774
Solectron Corp.  (1)                                                           21,900,000        134,685
Solectron Corp. 7.25% convertible preferred 2004, units                         4,000,000         71,440
Thermo Electron Corp.  (1)                                                      3,432,000         56,628
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.47%
Altera Corp.  (1)                                                              10,500,000        142,800
Applied Materials, Inc.  (1)                                                    5,470,000        104,039
Intel Corp.                                                                     2,140,000         39,098
Linear Technology Corp.                                                         3,350,000        105,291
LSI Logic Corp.  (1)                                                            2,200,000         19,250
Maxim Integrated Products, Inc.  (1)                                            2,600,000         99,658
Micron Technology, Inc.  (1)                                                    1,500,000         30,330
PMC-Sierra, Inc.  (1)                                                           2,000,000         18,540
Taiwan Semiconductor Manufacturing Co. Ltd.  (1)                               80,300,000        163,681
Texas Instruments Inc.                                                         23,360,000        553,632
Xilinx, Inc.  (1)                                                               3,250,000         72,898
                                                                                               3,383,619

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.42%
ALLTEL Corp.                                                                    6,450,000        303,150
AT&T Corp.                                                                     56,400,000        603,480
Deutsche Telekom AG                                                             6,100,000         57,462
SBC Communications Inc.                                                        19,564,700        596,723
Sprint FON Group                                                               35,290,600        374,433
Telefonos de Mexico, SA de CV, Class L (ADR)                                    3,000,000         96,240
Verizon Communications Inc.                                                     9,480,600        380,646
WIRELESS TELECOMMUNICATION SERVICES  -  0.62%
America Movil SA de CV, Series L (ADR)                                          1,199,300         16,071
AT&T Wireless Services, Inc.  (1)                                              35,384,300        206,998
Vodafone Group PLC (ADR)                                                        8,500,000        116,025
                                                                                               2,751,228

UTILITIES
ELECTRIC UTILITIES  -  2.48%
Ameren Corp.                                                                    2,000,000         86,020
American Electric Power Co., Inc.                                               3,900,000        156,078
Consolidated Edison, Inc.                                                         166,900          6,968
Dominion Resources, Inc.                                                        5,731,912        379,453
Edison International  (1)                                                       9,380,500        159,469
FPL Group, Inc.                                                                 2,029,300        121,738
Pinnacle West Capital Corp.                                                     2,490,000         98,355
Southern Co.                                                                    4,386,500        120,190
TXU Corp.                                                                       4,400,000        226,820
GAS UTILITIES  -  0.17%
El Paso Natural Gas Co.                                                         4,450,000         91,715
MULTI-UTILITIES & UNREGULATED POWER  -  0.81%
Duke Energy Corp.                                                              11,466,700        356,614
Williams Companies, Inc.                                                       14,350,000         85,957
                                                                                               1,889,377

Miscellaneous
Miscellaneous  -  1.17%
Other equity securities in initial period of acquisition                                         636,419


Total equity securities (cost: $34,334,891,000)                                               42,585,770


                                                                              Principal      Market
                                                                               Amount         value
Corporate bonds & notes                                                         (000)         (000)
AUTOMOBILES & COMPONENTS
AUTOMOBILES -  0.30%
Ford Motor Credit Co. 6.875% 2006                                                 $30,000        $30,640
General Motors Acceptance Corp.:
  6.15% 2007                                                                       30,000         30,292
  6.875% 2011                                                                      50,000         49,561
  7.25% 2011                                                                       50,000         51,138
                                                                                                 161,631

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SERVICES  -  0.06%
Columbia/HCA Healthcare Corp. 6.91% 2005                                           15,000         15,445
HCA Inc. 7.125% 2006                                                               15,000         15,590
                                                                                                  31,035

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  0.13%
Capital One Financial Corp.:
  7.25% 2006                                                                       17,385         16,830
  8.75% 2007                                                                        4,750          4,785
Household Finance Corp. 5.75% 2007                                                 50,000         49,457
                                                                                                  71,072

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES -  1.29%
AT&T Corp.: (2)
  6.50% 2006                                                                       68,365         59,811
  7.30% 2011                                                                      181,600        149,549
Deutsche Telekom International Finance B.V. 8.125% 2012                            20,000         19,446
VoiceStream Wireless Corp. 10.375% 2009                                            50,000         47,467
Sprint Capital Corp.:
  5.875% 2004                                                                      70,373         61,049
  7.90% 2005 (2)                                                                  237,710        204,431
  7.125% 2006                                                                       5,000          4,396
  8.375% 2012 (2)                                                                 197,500        161,930
WIRELESS TELECOMMUNICATION SERVICES -  0.23%
AT&T Wireless Services, Inc.:
  7.35% 2006                                                                       10,000          8,325
  7.50% 2007                                                                      105,000         90,345
  8.125% 2012                                                                      30,000         24,459
                                                                                                 831,208

UTILITIES
MULTI-UTILITIES & UNREGULATED POWER -  0.03%
The Williams Companies, Inc.:
  6.625% 2004                                                                       3,550          2,974
  8.125% 2012 (2)                                                                   5,450          4,571
Williams Holdings of Delaware, Inc. 6.50% 2008                                     11,000          8,699
                                                                                                  16,244

Total corporate bonds & notes (cost: $1,213,770,000)                                           1,111,190


U.S. Treasury & agency obligations
FEDERAL AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS  -  6.62%
Fannie Mae 6.00%-6.50% due 4/1/2017-5/1/2032 (4)                                3,514,230      3,609,884
NON-PASS-THROUGH OBLIGATIONS  -  2.95%
Fannie Mae 5.25%-7.125% due 8/15/2004-5/15/2011                                 1,316,000      1,412,440
Freddie Mac 7.00% due 7/15/2005                                                   183,000        200,392
                                                                                               5,222,716
U.S. TREASURY NOTES & BONDS
U.S. TREASURY NOTES & BONDS -  3.29%
4.25% March 2003                                                                  580,000        590,301
5.25% August 2003                                                                 580,000        600,068
3.00% February 2004                                                               600,000        603,492
                                                                                               1,793,861

Total U.S. Treasury & Agency (cost: $6,891,203,000)                                            7,016,577


                                                                                             Market
                                                                                              value
Short-term securities                                                                         (000)

U.S. Treasuries & other federal agencies  -  5.78%
Fannie Mae 1.67%-2.02% due 7/9-11/27/2002                                       1,452,084      1,447,177
Federal Farm Credit Bank 1.86%-2.00% due 9/10-12/3/2002                            95,000         94,474
Federal Home Loan Banks 1.725%-2.04% due 7/10-12/16/2002                          609,896        607,619
Freddie Mac 1.67%-1.89% due 7/8-12/5/2002                                         816,607        814,151
U.S. Treasury Bills 1.705%-1.85% due 8/1-9/12/2002                                194,100        193,674

Corporate short-term notes  -  1.48%
Abbott Laboratories Inc. 1.75%-1.76% due                                           71,400         71,300
 7/18-8/20/2002 (2)
American Express Credit Corp.  1.76% due 7/1/2002                                  50,000         49,998
American General Finance Corp. 1.78% due 7/22/2002                                 50,000         49,946
Archer Daniels Midland Co. 1.76% due 8/27/2002 (2)                                 20,000         19,943
Bank of America Corp. 1.76% due 8/19/2002                                          25,000         24,939
Citicorp 1.76%-1.79% due 7/11-9/17/2002                                            98,100         97,943
Colgate-Palmolive Co. 1.75% due 7/19/2002 (2)                                      17,000         16,984
Gannett Co. 1.75%-1.78% due 7/2-7/26/2002 (2)                                      70,500         70,455
General Dynamics Corp. 1.75% due 7/16/2002 (2)                                     25,000         24,981
General Electric Capital Corp. 1.78%-1.93%                                         59,600         59,565
 due 7/1-7/15/2002
Gillette Co. 1.74%-1.75% due 7/19-9/9/2002 (2)                                     89,100         88,937
Johnson & Johnson 1.75% due 10/2-10/17/2002 (2)                                    58,300         58,003
Medtronic Inc. 1.74%-1.75% due 7/3-7/12/2002 (2)                                   30,000         29,990
Pfizer Inc 1.73%-1.75% due 7/8-7/15/2002 (2)                                       41,945         41,923
Procter & Gamble Co. 1.74% due 7/23/2002 (2)                                       50,000         49,944
Wells Fargo & Co. 1.76% due 8/20/2002                                              50,000         49,875


Certificates of deposit  -  0.09%
Mellon Bank NA 1.77% due 7/11/2002                                                 50,000         50,000

Total short-term securities (cost: $4,011,628,000)                                             4,011,821


Total investment securities (cost: $46,451,492,000)                                           54,725,358

Non-U.S. currency  -  0.02%
New Taiwanese Dollar (cost:$8,050,000)                                        NT$276,931           8,301

Excess of payables over cash and receivables                                               (189,550)

Net assets                                                                                   $54,544,109

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
 resale may be limited to qualified
     institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically
     made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts

See Notes to Financial Statements


Financial statements

Statement of assets and liabilities                                                  unaudited
at June 30, 2002    (dollars and shares in thousands,
                  except per-share amounts)


Assets:
  Investment securities at market:
    (cost: $46,451,492)                                                              $54,725,358
  Cash denominated in non-U.S. currencies
    (cost: $8,050)                                                                   8,301
  Cash                                                                               108,900
  Receivables for:
    Sales of investments                                                   $98,350
    Sales of fund's shares                                                 79,930
    Dividends and interest                                                 177,693   355,973
                                                                                     55,198,532
Liabilities:
  Payables for:
    Purchases of investments                                               559,838
    Repurchases of fund's shares                                           65,646
    Investment advisory services                                           11,049
    Services provided by affiliates                                        15,449
    Deferred Directors' and Advisory Board compensation                    1,868
    Other fees and expenses                                                573       654,423
Net assets at June 30, 2002                                                          $54,544,109

Net assets consist of:
  Capital paid in on shares of capital stock                                         $44,977,578
  Undistributed net investment income                                                122,769
  Undistributed net realized gain                                                    1,169,259
  Net unrealized appreciation                                                        8,274,503
Net assets at June 30, 2002                                                          $54,544,109

                                             Authorized
                                             shares of                                          Net asset
                                             capital stock -                     Shares         value per
                                             $.001 par value     Net assets      outstanding    share (1)

Class A                                           2,500,000      $51,402,631     1,967,668      $26.12
Class B                                           1,250,000      1,760,307       67,560         26.06
Class C                                             250,000      886,519         34,064         26.02
Class F                                             250,000      330,347         12,654         26.11
Class 529-A                                         325,000      83,706          3,205          26.12
Class 529-B                                          75,000      21,166          811            26.11
Class 529-C                                         150,000      24,852          952            26.11
Class 529-E                                          75,000      2,336           89             26.11
Class R-1                                            75,000      89              3              26.11
Class R-2                                           100,000      335             13             26.10
Class R-3                                           300,000      101             4              26.13
Class R-4                                            75,000      544             21             26.12
Class R-5                                           150,000      31,176          1,194          26.12

(1) Maximum offering price
 and redemption price per share
 were equal to the net asset
 value per share for all share
 classes, except for Class A
 and Class 529-A, for which
 the maximum offering prices
 per share were $27.71 and
 $27.70, respectively.

See Notes to Financial Statements


Statement of operations
for the six months ended June 30, 2002
Investment income:                                                                    unaudited
  Income:                                                                             (dollars in thousands)
    Dividends (net of non-U.S. withholding
            tax of $10,787)                                        $440,180
    Interest (net of non-U.S. withholding
            tax of $13)                                            156,501            $596,681

  Fees and expenses:
    Investment advisory services                                   69,089
    Distribution services                                          75,981
    Transfer agent services                                        23,431
    Administrative services                                        937
    Reports to shareholders                                        844
    Registration statement and prospectus                          1,564
    Postage, stationery and supplies                               2,753
    Directors' and Advisory Board compensation                     355
    Auditing and legal                                             113
    Custodian                                                      808
    State and local taxes                                          606
    Other                                                          49                 176,530
  Net investment income                                                               420,151

Net realized gain and unrealized
  depreciation on investments
  and non-U.S. currency:
  Net realized gain (loss) on:
    Investments                                                    1,174,185
    Non-U.S. currency transactions                                 (679)              1,173,506
  Net unrealized (depreciation) appreciation on:
    Investments                                                    (5,856,953)
    Non-U.S. currency translations                                 468                (5,856,485)
      Net realized gain and
        unrealized depreciation
        on investments and non-U.S. currency                                          (4,682,979)
Net decrease in net assets resulting
  from operations                                                                     ($4,262,828)



See Notes to Financial Statements





Statement of changes in net assets                                 (dollars in         thousands)

                                                                   Six months         Year ended
                                                                   ended June 30,     December 31,
                                                                   2002*              2001
Operations:
  Net investment income                                            $420,151           $819,564
  Net realized gain on investments and
    non-U.S. currency transactions                                 1,173,506          972,412
  Net unrealized depreciation
    on investments and non-U.S.                                    (5,856,485)        (4,453,803)
    currency translations
    Net decrease in net assets
      resulting from operations                                    (4,262,828)        (2,661,827)

Dividends and distributions paid to
  shareholders:
    Dividends from net investment income                           (522,187)          (972,633)
    Distributions from net realized gain
      on investments                                               (220,908)          (1,116,727)
        Total dividends and distributions paid
          to shareholders                                          (743,095)          (2,089,360)

Capital share transactions                                         3,262,620          4,387,730

Total decrease in net assets                                       (1,743,303)        (363,457)

Net assets:
  Beginning of period                                              56,287,412         56,650,869
  End of period (including undistributed
    net investment income: $122,769 and $224,805;
    respectively)                                                  $54,544,109        $56,287,412

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS     INITIAL          CONTINGENT DEFERRED      CONVERSION FEATURE
                SALES            SALES CHARGE UPON
                CHARGE           REDEMPTION

Class A and     Up to 5.75%      None                     None
Class 529-A

Class B and     None             Declines from 5% to      Class B and Class
Class 529-B                      zero for                 529-B convert to
                                 redemptions within       Class A and Class
                                 six years of             529-A, respectively,
                                 purchase                 after eight years

Class C         None             1% for redemptions       Class C converts to
                                 within one year of       Class F after 10
                                 purchase                 years

Class 529-C     None             1% for redemptions       None
                                 within one year of
                                 purchase

Class 529-E     None             None                     None

Class F and     None             None                     None
Class 529-F*

Class R-1,      None             None                     None
Class R-2,
Class R-3,
Class R-4 and Class
R-5


* As of June 30, 2002, there were no Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

  CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to expenses deferred for tax purposes; reclassification of net investment income to net realized gains; and higher tax basis of securities sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of June 30, 2002, the cost of investment securities and cash denominated in non-U.S. currencies, for federal income tax purposes was $46,456,025,000.

During the six months ended June 30, 2002, the fund reclassified $5,404,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                  (DOLLARS IN THOUSANDS)

Undistributed net investment income and           $121,340
 currency gains

Accumulated short-term losses                     (175,654)

Undistributed long-term gains                     1,351,139

Gross unrealized appreciation                     12,214,769

Gross unrealized depreciation                     (3,937,135)


The tax character of distributions paid was as follows (dollars in thousands):

Six months ended          June 30, 2002

                          Distributions from      ordinary income
                          Net investment                              Distributions      Total
                          income and              Short-term          from long-term     distributions
Share class               currency gains          capital gains       capital gains      paid
Class A                    $        505,485                  -         $    211,659       $   717,144
Class B                               9,331                  -                5,816            15,147
Class C                               4,189                  -                2,480             6,669
Class F                               2,542                  -                  933             3,475
Class 529-A(1)                          350                  -                   14               364
Class 529-B(1)                           54                  -                    4                58
Class 529-C(1)                           63                  -                    2                65
Class 529-E(1)                            7                  -                  -                   7
Class R-1(2)               -*                                -                  -         -*
Class R-2(2)                              1                  -                  -                   1
Class R-3(2)               -*                                -                  -         -*
Class R-4(2)                              1                  -                  -                   1
Class R-5(2)                                                 -                  -                 164
Total                      $        522,187                  -         $    220,908       $   743,095

Year ended December       31, 2001

                          Distributions from      ordinary income
                          Net investment                              Distributions      Total
                          income and              Short-term          from long-term     distributions
Share class               currency gains          capital gains       capital gains      paid
Class A                    $        959,826                  -         $  1,089,756       $ 2,049,582
Class B                               9,501                  -               19,552            29,053
Class C(3)                            2,076                  -                5,375             7,451
Class F(3)                            1,230                  -                2,044             3,274
Total                      $        972,633                  -         $  1,116,727       $ 2,089,360


*Amount less than one thousand.

(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.

(2) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.

(3) Class C and Class F shares were offered beginning March 15, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.222% on such assets in excess of $71 billion. For the six months ended June 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.255% of average month-end net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

SHARE CLASS                                CURRENTLY             PLAN
                                           APPROVED LIMITS       LIMITS

CLASS A                                    0.25%                 0.25%

CLASS 529-A                                0.25                  0.50

CLASS B AND CLASS 529-B                    1.00                  1.00

CLASS C, CLASS 529-C AND CLASS R-1         1.00                  1.00

CLASS R-2                                  0.75                  1.00

CLASS 529-E AND CLASS R-3                  0.50                  0.75

CLASS F, CLASS 529-F AND CLASS R-4         0.25                  0.50


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $13,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended June 30, 2002, were as follows (dollars in thousands):

SHARE CLASS             DISTRIBUTION        TRANSFER AGENT      ADMINISTRATIVE
                        SERVICES            SERVICES            SERVICES

Class A                 $63,978             $22,609             Not applicable

Class B                 7,946               822                 Not applicable

Class C                 3,593                                   $605

Class F                 339                                     261

Class 529-A             40                                      41

Class 529-B             39                                      11

Class 529-C             44                  Included            13

Class 529-E             2                   in                  1

Class 529-F             -*                  administrative      -*

Class R-1               -*                  services            -*

Class R-2               -*                                      -*

Class R-3               -*                                      -*

Class R-4               -*                                      -*

Class R-5               Not applicable                          5



*Amount less than one thousand.

DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. WARRANTS

As of June 30, 2002, the fund had warrants outstanding which may be exercised at any time for the purchase of 822,026 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2002, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended
June 30, 2002

                          Sales (1)              Sales (1)
Share class               Amount                 Shares
Class A                    $     3,894,189                138,255
Class B                            670,142                 23,867
Class C                            516,298                 18,407
Class F                            195,942                  6,973
Class 529-A(2)                      90,584                  3,219
Class 529-B(2)                      22,820                    812
Class 529-C(2)                      26,766                    953
Class 529-E(2)                       2,503                     89
Class R-1(3)                            90                      3
Class R-2(3)                           348                     13
Class R-3(3)                           104                      4
Class R-4(3)                           560                     21
Class R-5(3)                        34,882                  1,230
Total net increase
 (decrease) in fund        $     5,455,228                193,846


Six months ended
June 30, 2002

                          Reinvestments          Reinvestments
                          of dividends           of dividends
                          and distributions      and distributions
Share class               Amount                 Shares
Class A                    $       662,270                 23,788
Class B                             14,628                    526
Class C                              6,388                    230
Class F                              2,872                    104
Class 529-A(2)                         364                     13
Class 529-B(2)                          58                      2
Class 529-C(2)                          66                      2
Class 529-E(2)                           7        -*
Class R-1(3)               -*                     -*
Class R-2(3)                             1        -*
Class R-3(3)               -*                     -*
Class R-4(3)                             1        -*
Class R-5(3)                           163                      6
Total net increase
 (decrease) in fund        $       686,818                 24,671


Six months ended
June 30, 2002

                          Repurchases (1)        Repurchases (1)        Net increase     Net increase
Share class               Amount                 Shares                 Amount           Shares
Class A                    $    (2,735,827)               (97,903)       $ 1,820,632           64,140
Class B                            (71,246)                (2,571)           613,524           21,822
Class C                            (40,261)                (1,460)           482,425           17,177
Class F                            (29,959)                (1,081)           168,855            5,996
Class 529-A(2)                        (737)                   (27)            90,211            3,205
Class 529-B(2)                        (105)                    (3)            22,773              811
Class 529-C(2)                         (93)                    (3)            26,739              952
Class 529-E(2)                         (12)       -*                           2,498               89
Class R-1(3)                           -                      -                   90                3
Class R-2(3)               -*                     -*                             349               13
Class R-3(3)               -*                     -*                             104                4
Class R-4(3)                           -                      -                  561               21
Class R-5(3)                        (1,186)                   (42)            33,859            1,194
Total net increase
 (decrease) in fund        $    (2,879,426)              (103,090)       $ 3,262,620          115,427


Year ended
December 31, 2002

                          Sales (1)              Sales (1)
Share class               Amount                 Shares
Class A                    $     6,534,080                221,910
Class B                            976,698                 33,294
Class C(4)                         501,953                 17,317
Class F(4)                         198,978                  6,922
Total net increase
 (decrease) in fund        $     8,211,709                279,443


Year ended
December 31, 2001
                          Reinvestments          Reinvestments
                          of dividends           of dividends
                          and distributions      and distributions
Share class               Amount                 Shares
Class A                    $     1,884,217                 64,925
Class B                             28,010                    978
Class C(4)                           7,161                    254
Class F(4)                           2,696                     95
Total net increase
 (decrease) in fund        $     1,922,084                 66,252


Year ended
December 31, 2001

                          Repurchases (1)        Repurchases (1)        Net increase     Net increase
Share class               Amount                 Shares                 Amount           Shares
Class A                    $    (5,639,751)              (192,784)       $ 2,778,546           94,051
Class B                            (76,876)                (2,684)           927,832           31,588
Class C(4)                         (19,333)                  (683)           489,781           16,888
Class F(4)                         (10,103)                  (359)           191,571            6,658
Total net increase
 (decrease) in fund        $    (5,746,063)              (196,510)       $ 4,387,730          149,185


* Amount less than one thousand.

(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.

7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2002, the total value of restricted securities was $1,057,291,000, which represents 1.94% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $16,378,685,000 and $6,753,665,000, respectively, during the six months ended June 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2002, the custodian fee of $808,000 includes $36,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)
                                                                       Income           Income                  Income
                                                                       from             from                    from
                                                                       investment       investment              investment
                                                                       operations       operations              operations

                                                                                        Net
                                                      Net asset                         (losses) gains
                                                      value,           Net              on securities           Total from
                                                      beginning        investment       (both realized          investment
                                                      of period        income (3)       and unrealized)(3)      operations
Class A:
  Six months ended 6/30/2002 (2)                      $28.53           $.21             $(2.25)                 $(2.04)
  Year ended 12/31/2001                                31.07           .44              (1.87)                  (1.43)
  Year ended 12/31/2000                                32.46           .56              .65                     1.21
  Year ended 12/31/1999                                31.07           .49              4.45                    4.94
  Year ended 12/31/1998                                28.25           .48              5.79                    6.27
  Year ended 12/31/1997                                24.23           .51              6.61                    7.12
Class B:
  Six months ended 6/30/2002 (2)                       28.47           .11              (2.25)                  (2.14)
  Year ended 12/31/2001                                31.01           .19              (1.83)                  (1.64)
  Period from 3/15/2000 to 12/31/2000                  31.13           .26              1.55                    1.81
Class C:
  Six months ended 6/30/2002 (2)                       28.44           .11              (2.27)                  (2.16)
  Period from 3/15/2001 to 12/31/2001                  29.05           .09              (.14)                   (.05)
Class F:
  Six months ended 6/30/2002 (2)                       28.52           .21              (2.26)                  (2.05)
  Period from 3/15/2001 to 12/31/2001                  29.10           .27              (.13)                   .14
Class 529-A:
  Period from 2/15/2002 to 6/30/2002 (2)               27.88           .19              (1.59)                  (1.40)
Class 529-B:
  Period from 2/15/2002 to 6/30/2002 (2)               27.88           .11              (1.59)                  (1.48)
Class 529-C:
  Period from 2/19/2002 to 6/30/2002 (2)               27.47           .11              (1.18)                  (1.07)
Class 529-E:
  Period from 3/1/2002 to 6/30/2002 (2)                28.27           .16              (2.21)                  (2.05)
Class R-1:
  Period from 6/6/2002 to 6/30/2002 (2)                27.27           .05              (1.09)                  (1.04)
Class R-2:
  Period from 5/21/2002 to 6/30/2002 (2)               28.23           .05              (2.07)                  (2.02)
Class R-3:
  Period from 6/4/2002 to 6/30/2002 (2)                27.58           .06              (1.40)                  (1.34)
Class R-4:
  Period from 5/28/2002 to 6/30/2002 (2)               28.22           .08              (2.05)                  (1.97)
Class R-5:
  Period from 5/15/2002 to 6/30/2002 (2)               28.37           .09              (2.20)                  (2.11)



Financial Highlights (1)

                                                      Dividends        Dividends        Dividends
                                                      and              and              and
                                                      distributions    distributions    distributions

                                                      Dividends
                                                      (from net        Distributions                            Net asset
                                                      investment       (from capital    Total                   value, end
                                                      income)          gains)           distributions           of period
Class A:
  Six months ended 6/30/2002 (2)                      $(.26)           $(.11)           $(.37)                  $26.12
  Year ended 12/31/2001                               (.52)            (.59)            (1.11)                  28.53
  Year ended 12/31/2000                               (.52)            (2.08)           (2.60)                  31.07
  Year ended 12/31/1999                               (.51)            (3.04)           (3.55)                  32.46
  Year ended 12/31/1998                               (.51)            (2.94)           (3.45)                  31.07
  Year ended 12/31/1997                               (.50)            (2.60)           (3.10)                  28.25
Class B:
  Six months ended 6/30/2002 (2)                      (.16)            (.11)            (.27)                   26.06
  Year ended 12/31/2001                               (.31)            (.59)            (.90)                   28.47
  Period from 3/15/2000 to 12/31/2000                 (.25)            (1.68)           (1.93)                  31.01
Class C:
  Six months ended 6/30/2002 (2)                      (.15)            (.11)            (.26)                   26.02
  Period from 3/15/2001 to 12/31/2001                 (.21)            (.35)            (.56)                   28.44
Class F:
  Six months ended 6/30/2002 (2)                      (.25)            (.11)            (.36)                   26.11
  Period from 3/15/2001 to 12/31/2001                 (.37)            (.35)            (.72)                   28.52
Class 529-A:
  Period from 2/15/2002 to 6/30/2002 (2)              (.25)            (.11)            (.36)                   26.12
Class 529-B:
  Period from 2/15/2002 to 6/30/2002 (2)              (.18)            (.11)            (.29)                   26.11
Class 529-C:
  Period from 2/19/2002 to 6/30/2002 (2)              (.18)            (.11)            (.29)                   26.11
Class 529-E:
  Period from 3/1/2002 to 6/30/2002 (2)               (.11)            -                (.11)                   26.11
Class R-1:
  Period from 6/6/2002 to 6/30/2002 (2)               (.12)            -                (.12)                   26.11
Class R-2:
  Period from 5/21/2002 to 6/30/2002 (2)              (.11)            -                (.11)                   26.10
Class R-3:
  Period from 6/4/2002 to 6/30/2002 (2)               (.11)            -                (.11)                   26.13
Class R-4:
  Period from 5/28/2002 to 6/30/2002 (2)              (.13)            -                (.13)                   26.12
Class R-5:
  Period from 5/15/2002 to 6/30/2002 (2)              (.14)            -                (.14)                   26.12



Financial Highlights (1)

                                                                                        Ratio of                Ratio of
                                                                       Net assets,      expenses                net income
                                                      Total            end of period    to average              to average
                                                      return (4)       (in millions)    net assets              net assets
Class A:
  Six months ended 6/30/2002 (2)                      (7.23)%          $51,403          .59% (6)                1.51% (6)
  Year ended 12/31/2001                               (4.59)           54,315           .57                     1.49
  Year ended 12/31/2000                               3.84             56,212           .56                     1.74
  Year ended 12/31/1999                               16.55            56,095           .55                     1.54
  Year ended 12/31/1998                               22.93            48,498           .55                     1.65
  Year ended 12/31/1997                               29.81            39,718           .56                     1.90
Class B:
  Six months ended 6/30/2002 (2)                      (7.58)           1,760            1.37 (6)                .78 (6)
  Year ended 12/31/2001                               (5.30)           1,302            1.35                    .66
  Period from 3/15/2000 to 12/31/2000                 5.87             439              1.34 (6)                1.06 (6)
Class C:
  Six months ended 6/30/2002 (2)                      (7.62)           887              1.44 (6)                .76 (6)
  Period from 3/15/2001 to 12/31/2001                 (.19)            480              1.52 (6)                .38 (6)
Class F:
  Six months ended 6/30/2002 (2)                      (7.28)           330              .70 (6)                 1.49 (6)
  Period from 3/15/2001 to 12/31/2001                 .48              190              .72 (6)                 1.17 (6)
Class 529-A:
  Period from 2/15/2002 to 6/30/2002 (2)              (5.14)           84               .29                     .67
Class 529-B:
  Period from 2/15/2002 to 6/30/2002 (2)              (5.39)           21               .57                     .39
Class 529-C:
  Period from 2/19/2002 to 6/30/2002 (2)              (3.96)           25               .55                     .39
Class 529-E:
  Period from 3/1/2002 to 6/30/2002 (2)               (7.26)           2                .34                     .57
Class R-1:
  Period from 6/6/2002 to 6/30/2002 (2)               (3.80)           - (5)            .10                     .17
Class R-2:
  Period from 5/21/2002 to 6/30/2002 (2)              (7.11)           - (5)            .16                     .19
Class R-3:
  Period from 6/4/2002 to 6/30/2002 (2)               (4.79)           - (5)            .07                     .24
Class R-4:
  Period from 5/28/2002 to 6/30/2002 (2)              (6.99)           1                .06                     .30
Class R-5:
  Period from 5/15/2002 to 6/30/2002 (2)              (7.46)           31               .05                     .32


Supplemental data - all classes
                                          Six months ended     Year ended      Year ended
                                          June 30,             December 31,    December 31,
                                          2002 (2)             2001            2000

Portfolio turnover rate                   13%                  22%             25%


Supplemental data - all classes
                                          Year ended           Year ended      Year ended
                                          December 31,         December 31,    December 31,
                                          1999                 1998            1997

Portfolio turnover rate                   28%                  24%             26%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.


[logo - American Funds(SM)]


The right choice for the long term(SM)

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.11% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. ICA-013-0802
Litho in USA BDC/GRS/5696
Printed on recycled paper